Other Assets_Details Of Other Assets(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)
Other Assests Line Items [Line Items]
Other assets	₩ 30,155,037	₩ 18,215,608	$ 27,764,256
Allowances for credit losses
Reconciliation Of Changes In Accumulated Impairment Losses Of Other Assets Abstract [Abstract]
Beginning	128,864	131,055
Changes In Accumulated Impairment Of Other Assets Abstract [Abstract]
Written-off	(15,020)	(6,035)
Provision (reversal)	23,879	9,492
Business combination	8,005
Others	(8,446)	(5,648)
Ending	137,282	128,864
Other financial assets
Other Assests Line Items [Line Items]
Other assets	14,167,689	9,147,059
Other financial assets | Other receivables
Other Assests Line Items [Line Items]
Other assets	10,628,272	5,792,814
Other financial assets | Accrued income
Other Assests Line Items [Line Items]
Other assets	1,726,651	1,659,182
Other financial assets | Guarantee deposits
Other Assests Line Items [Line Items]
Other assets	1,099,618	1,146,000
Other financial assets | Domestic exchange settlement debits
Other Assests Line Items [Line Items]
Other assets	722,616	531,356
Other financial assets | Others
Other Assests Line Items [Line Items]
Other assets	117,330	129,039
Other financial assets | Allowances for credit losses
Other Assests Line Items [Line Items]
Other assets	(119,762)	(104,629)
Reconciliation Of Changes In Accumulated Impairment Losses Of Other Assets Abstract [Abstract]
Beginning	104,629	106,275
Changes In Accumulated Impairment Of Other Assets Abstract [Abstract]
Written-off	(6,517)	(5,883)
Provision (reversal)	22,153	9,885
Business combination	7,946
Others	(8,449)	(5,648)
Ending	119,762	104,629
Other financial assets | Less Present value discount
Other Assests Line Items [Line Items]
Present value discount	(7,036)	(6,703)
Other non financial assets
Other Assests Line Items [Line Items]
Other assets	15,987,348	9,068,549
Other non financial assets | Other receivables
Other Assests Line Items [Line Items]
Other assets	1,091	1,294
Other non financial assets | Prepaid expenses
Other Assests Line Items [Line Items]
Other assets	254,152	198,893
Other non financial assets | Guarantee deposits
Other Assests Line Items [Line Items]
Other assets	3,906	4,084
Other non financial assets | Insurance assets
Other Assests Line Items [Line Items]
Other assets	2,376,679	1,662,016
Other non financial assets | Separate account assets
Other Assests Line Items [Line Items]
Other assets	10,210,047	5,052,804
Other non financial assets | Others
Other Assests Line Items [Line Items]
Other assets	3,158,993	2,173,693
Other non financial assets | Allowances for credit losses
Other Assests Line Items [Line Items]
Other assets	(17,520)	(24,235)
Reconciliation Of Changes In Accumulated Impairment Losses Of Other Assets Abstract [Abstract]
Beginning	24,235	24,780
Changes In Accumulated Impairment Of Other Assets Abstract [Abstract]
Written-off	(8,503)	(152)
Provision (reversal)	1,726	(393)
Business combination	59
Others	3	0
Ending	₩ 17,520	₩ 24,235